Investments in subsidiaries - Narrative (Details) - CAD ($)		12 Months Ended
	Jun. 14, 2019	Sep. 30, 2019	Sep. 30, 2018	Oct. 11, 2019	May 14, 2019	Apr. 16, 2019	Mar. 31, 2019	Oct. 26, 2017	Oct. 06, 2017
Disclosure of detailed information about business combination [line items]
Offer to acquire or redeem entity's shares	$ 131,258,000
Revenue of acquiree since acquisition date		$ 170,000,000
Profit (loss) of acquiree since acquisition date		9,000,000
Measurement period adjustment, increase in intangible assets		1,320,000
Measurement period adjustment, decrease in goodwill		734,000
Cash consideration		637,482,000	$ 253,428,000
Expenses for acquisition-related and integration costs		77,417,000	37,482,000
Acquisition-related costs		1,992,000	1,687,000
Integration costs		75,425,000	35,795,000
Termination of employment costs		56,268,000	17,630,000
Onerous lease expenses		4,795,000	10,747,000
Other integration costs		14,362,000	7,418,000
Acando
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					2.40%	71.10%	22.60%
Cash consideration		599,744,000
Affecto Plc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								1.88%	94.79%
Acquisitions during 2018
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 2,088,000	9,966,000
Acquisitions during 2017
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 7,385,000
Major business combination | Acando
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				3.90%